Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 427
Ending balance	483	¥ 427
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	427	433
Credited/(charged) to income statement	56	(6)
Ending balance	483	427
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	144	134
Credited/(charged) to income statement	14	10
Ending balance	158	144
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	17	49
Credited/(charged) to income statement	12	(32)
Ending balance	29	17
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	177	159
Credited/(charged) to income statement	8	18
Ending balance	185	177
Lease Liabilities | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	76	86
Credited/(charged) to income statement	(15)	(10)
Ending balance	61	76
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	13	5
Credited/(charged) to income statement	37	8
Ending balance	¥ 50	¥ 13